Fair Value of Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2017			December 31, 2018
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	—	—	(5,154)	(5,154)